United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: September 30, 2008

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       October 31, 2008
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____86_______

Form 13F Information Table Value Total: $_120,868______
                                          (thousands)

Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
30-Sep-08

COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allstate			COMMON STOCK	020002101
Altria Group			COMMON STOCK	02209S103
AT&T				COMMON STOCK	00206R102
Automatic Data Processing	COMMON STOCK	053015103
Bank of America			COMMON STOCK	060505104
Berkshire Hathaway		COMMON STOCK	084670108
Berkshire Hathaway B		COMMON STOCK	084670207
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	ETFs		09255R103
Boeing				COMMON STOCK	097023105
BP PLC ADR			COMMON STOCK	055622104
Bristol Myers Squibb		COMMON STOCK	110122108
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Citigroup			COMMON STOCK	172967101
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
Comcast Cl A			COMMON STOCK	20030N101
ConocoPhilips			COMMON STOCK	20825C104
CVS				COMMON STOCK	126650100
Devon Energy 			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
DuPont				COMMON STOCK	263534109
Eli Lilly			COMMON STOCK	532457108
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Entergy				COMMON STOCK	29364G103
Exelon				COMMON STOCK	30161N101
Exiqon As Vedbaek 		COMMON STOCK	K34899102
Exxon Mobil			COMMON STOCK	30231G102
General Dynamics		COMMON STOCK	369550108
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Halliburton			COMMON STOCK	406216101
Hartford Financial Services	COMMON STOCK	416515104
Honeywell			COMMON STOCK	438516106
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares Lehman TIP Bond Fund	ETFs		464287176
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares MSCI Japan Index	ETFs		464286848
iShares S&P 400 Midcap Index	ETFs		464287507
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Lincoln National		COMMON STOCK	534187109
Marathon Oil			COMMON STOCK	565849106
Microsoft 			COMMON STOCK	594918104
Morgan Stanley			COMMON STOCK	617446448
Nike				COMMON STOCK	654106103
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Pepsico				COMMON STOCK	713448108
Pfizer				COMMON STOCK	717081103
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
Raytheon			COMMON STOCK	755111507
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
Seagate Technology		COMMON STOCK	G7945J104
St. Jude Medical		COMMON STOCK	790849103
SunTrust Banks			COMMON STOCK	867914103
Texas Instruments		COMMON STOCK	882508104
Time Warner 			COMMON STOCK	887317105
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103
Wells Fargo			COMMON STOCK	949746101
Wyeth				COMMON STOCK	983024100


COLUMN 1			COLUMN 4	COLUMN 5	COLUMN 6
				VALUE				INVESTMENT
NAME OF ISSUER	 		(X$1000) 	SHARES	 	DISCRETION
3M Company			1413		20685		SOLE
Abbott Labs			1508		26190		SOLE
Air Products & Chemicals	510		7450		SOLE
Allstate			1118		24243		SOLE
Altria Group			482		24295		SOLE
AT&T				1215		43507		SOLE
Automatic Data Processing	1058		24748		SOLE
Bank of America			1285		36703		SOLE
Berkshire Hathaway		1959		15		SOLE
Berkshire Hathaway B		272		62		SOLE
Biotechnology Index Fund	1392		17110		SOLE
Blackrock Debt Strategies Fund	307		78800		SOLE
Boeing				462		8064		SOLE
BP PLC ADR			223		4450		SOLE
Bristol Myers Squibb		201		9638		SOLE
Castle Brands			3		11700		SOLE
Caterpillar			501		8400		SOLE
Chevron Texaco			3187		38637		SOLE
Cisco Systems			210		9325		SOLE
Citigroup			392		19090		SOLE
Coca Cola			1186		22419		SOLE
Colgate-Palmolive Co		940		12475		SOLE
Comcast Cl A			257		13070		SOLE
ConocoPhilips			2551		34825		SOLE
CVS				478		14200		SOLE
Devon Energy 			1493		16375		SOLE
Disney, Walt			1478		48145		SOLE
Dominion Resources		201		4700		SOLE
Duke Energy			456		26178		SOLE
DuPont				1051		26080		SOLE
Eli Lilly			1796		40785		SOLE
EMC				433		36180		SOLE
Emerson Electric		1568		38440		SOLE
Entergy				288		3231		SOLE
Exelon				1792		28610		SOLE
Exiqon As Vedbaek 		171		37820		SOLE
Exxon Mobil			3341		43019		SOLE
General Dynamics		236		3212		SOLE
General Electric		2533		99344		SOLE
Google				368		920		SOLE
GTSI				63		10000		SOLE
Halliburton			573		17692		SOLE
Hartford Financial Services	574		14006		SOLE
Honeywell			1332		32061		SOLE
Illinois Tool Works		512		11519		SOLE
International Business Machine	2427		20749		SOLE
iShares Goldman Sachs Semicond	495		12200		SOLE
iShares High Yield Corporate B	1398		17050		SOLE
iShares Lehman TIP Bond Fund	2684		26500		SOLE
iShares MSCI EAFE Index fund	3189		56640		SOLE
iShares MSCI Emerging Markets 	681		19940		SOLE
iShares MSCI Japan Index	714		67010		SOLE
iShares S&P 400 Midcap Index	224		3100		SOLE
iShares S&P 500 Index		1360		11640		SOLE
iShares Trust Dow Jones US Tec	2249		47410		SOLE
Johnson & Johnson		3591		51831		SOLE
JP Morgan Chase			2955		63272		SOLE
Kimberly-Clark			895		13800		SOLE
Lincoln National		727		16989		SOLE
Marathon Oil			1631		40920		SOLE
Microsoft 			1783		66796		SOLE
Morgan Stanley			418		18180		SOLE
Nike				937		14010		SOLE
Occidental Petroleum 		742		10539		SOLE
Omnicom Group			772		20030		SOLE
Pepsico				2046		28707		SOLE
Pfizer				188		10187		SOLE
Philip Morris International	1277		26545		SOLE
Procter & Gamble		2607		37410		SOLE
Raytheon			885		16547		SOLE
S&P 400 Midcap Index Trust	1021		7750		SOLE
S&P Technology Sector SPDR	710		35750		SOLE
Sandy Spring Bancorp		254		11481		SOLE
Schlumberger			1558		19950		SOLE
Seagate Technology		431		35550		SOLE
St. Jude Medical		1100		25290		SOLE
SunTrust Banks			24144		536659		SOLE
Texas Instruments		785		36520		SOLE
Time Warner 			194		14800		SOLE
United Parcel Service		488		7755		SOLE
United Technologies		2760		45950		SOLE
Unitedhealth Group 		2101		82764		SOLE
Verizon				1725		53766		SOLE
Wal Mart Stores			626		10450		SOLE
Wells Fargo			1388		36980		SOLE
Wyeth				1339		36250		SOLE



COLUMN 1			COLUMN 7	      COLUMN 8
				OTHER	          VOTING AUTHORITY
NAME OF ISSUER			MANAGERS	 SOLE 	 SHARED NONE
3M Company			NONE		 20335		350
Abbott Labs			NONE		 25490		700
Air Products & Chemicals	NONE		 7450
Allstate			NONE		 23793		450
Altria Group			NONE		 24145		150
AT&T				NONE		 42307		1200
Automatic Data Processing	NONE		 24148		600
Bank of America			NONE		 36203		500
Berkshire Hathaway		NONE		 15
Berkshire Hathaway B		NONE		 62
Biotechnology Index Fund	NONE		 16760		350
Blackrock Debt Strategies Fund	NONE		 78800
Boeing				NONE		 7864		200
BP PLC ADR			NONE		 4250		200
Bristol Myers Squibb		NONE		 9638
Castle Brands			NONE		 11700
Caterpillar			NONE		 8400
Chevron Texaco			NONE		 36528		2109
Cisco Systems			NONE		 9325
Citigroup			NONE		 17890		1200
Coca Cola			NONE		 21919		500
Colgate-Palmolive Co		NONE		 12175		300
Comcast Cl A			NONE		 13070
ConocoPhilips			NONE		 34375		450
CVS				NONE		 13850		350
Devon Energy 			NONE		 16075		300
Disney, Walt			NONE		 47295		850
Dominion Resources		NONE		 3100		1600
Duke Energy			NONE		 24054		2124
DuPont				NONE		 25680		400
Eli Lilly			NONE		 40185		600
EMC				NONE		 35180		1000
Emerson Electric		NONE		 36840		1600
Entergy				NONE		 3231
Exelon				NONE		 27810		800
Exiqon As Vedbaek 		NONE		 37820
Exxon Mobil			NONE		 39719		3300
General Dynamics		NONE		 3212
General Electric		NONE		 84644		14700
Google				NONE		 920
GTSI				NONE		 10000
Halliburton			NONE		 17692
Hartford Financial Services	NONE		 13756		250
Honeywell			NONE		 31461		600
Illinois Tool Works		NONE		 11519
International Business Machine	NONE		 19699		1050
iShares Goldman Sachs Semicond	NONE		 11800		400
iShares High Yield Corporate B	NONE		 17050
iShares Lehman TIP Bond Fund	NONE		 26100		400
iShares MSCI EAFE Index fund	NONE		 55240		1400
iShares MSCI Emerging Markets 	NONE		 19940
iShares MSCI Japan Index	NONE		 65110		1900
iShares S&P 400 Midcap Index	NONE		 3100
iShares S&P 500 Index		NONE		 11640
iShares Trust Dow Jones US Tec	NONE		 46810		600
Johnson & Johnson		NONE		 50531		1300
JP Morgan Chase			NONE		 62372		900
Kimberly-Clark			NONE		 13600		200
Lincoln National		NONE		 16839		150
Marathon Oil			NONE		 39920		1000
Microsoft 			NONE		 64746		2050
Morgan Stanley			NONE		 17280		900
Nike				NONE		 13760		250
Occidental Petroleum 		NONE		 10439		100
Omnicom Group			NONE		 20030
Pepsico				NONE		 28307		400
Pfizer				NONE		 9987		200
Philip Morris International	NONE		 26395		150
Procter & Gamble		NONE		 36310		1100
Raytheon			NONE		 16047		500
S&P 400 Midcap Index Trust	NONE		 7250		500
S&P Technology Sector SPDR	NONE		 34250		1500
Sandy Spring Bancorp		NONE		 11481
Schlumberger			NONE		 19450		500
Seagate Technology		NONE		 35550
St. Jude Medical		NONE		 25190		100
SunTrust Banks			NONE		 536659
Texas Instruments		NONE		 36120		400
Time Warner 			NONE		 14800
United Parcel Service		NONE		 7755
United Technologies		NONE		 44400		1550
Unitedhealth Group 		NONE		 81914		850
Verizon				NONE		 52318		1448
Wal Mart Stores			NONE		 10150		300
Wells Fargo			NONE		 35980		1000
Wyeth				NONE		 35300		950